Deferred Revenue	12 Months Ended
Dec. 31, 2022
Deferred Revenue
Deferred Revenue

12.  Deferred Revenue

	As of December 31,
	2021	2022
	US$	US$
Deferred Revenue
-Cloud-based connectivity and basic IoT services (1)	2,669	1,375
-Membership (2)	3,473	672
-SaaS (3)	3,971	5,168
Total deferred revenue	10,113	7,215
(1)	Deferred cloud-based connectivity and basic IoT services related revenue

Deferred cloud-based connectivity and basic IoT services related revenue represents the Group’s provision of cloud-based connectivity obligation and basic IoT services to customers.

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Beginning balances	777	2,058	2,669
Deferral of revenue	1,781	2,157	872
Recognition of deferred revenue	(500)	(1,546)	(2,166)
Ending balances	2,058	2,669	1,375
(2)Deferred Revenue-Membership

Deferred Revenue-Membership represents the Group’s remaining performance obligation performed over the period of time under its 2020 Membership Program (Note 2(q)).

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Beginning balances	—	1,077	3,473
Deferral of revenue	1,229	9,259	2,442
Recognition of deferred revenue	(152)	(6,863)	(5,243)
Ending balances	1,077	3,473	672
(3)	Deferred Revenue-SaaS

Deferred Revenue-SaaS mainly represents the Group’s remaining performance obligation in providing industry SaaS services over the period of time (Note 2(q)).

	Year Ended December 31,
	2020	2021	2022
	US$	US$	US$
Beginning balances	—	1,040	3,971
Deferral of revenue	1,834	6,455	11,779
Recognition of deferred revenue	(794)	(3,524)	(10,582)
Ending balances	1,040	3,971	5,168